Accounts receivable, net (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2014 Processing fees USD ($)	Mar. 31, 2014 Processing fees CNY	Mar. 31, 2013 Processing fees CNY	Mar. 31, 2014 Storage fees USD ($)	Mar. 31, 2014 Storage fees CNY	Mar. 31, 2013 Storage fees CNY	Mar. 31, 2014 Other USD ($)	Mar. 31, 2014 Other CNY	Mar. 31, 2013 Other CNY
Accounts receivable
Accounts receivable, current portion	$ 15,326	95,273		73,076			$ 10,430	64,838	49,092	$ 4,648	28,894	23,357	$ 248	1,541	627
Accounts receivable, noncurrent portion	36,275	225,496		249,370			36,275	225,496	249,370
Accounts receivable	61,739	383,794		372,919
Less: Allowance for doubtful accounts	(10,138)	(63,025)	(8,119)	(50,473)	(52,544)	(39,956)
Total accounts receivable, net	$ 51,601	320,769		322,446